787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

May 6, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust

Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectus and Statement of Additional Information of QS Legg Mason Variable Growth (QS Legg Mason Variable Lifestyle Allocation 85% prior to May 1, 2015), QS Legg Mason Variable Moderate Growth (QS Legg Mason Variable Lifestyle Allocation 70% prior to May 1, 2015) and QS Legg Mason Variable Conservative Growth (QS Legg Mason Variable Lifestyle 50% prior to May 1, 2015), each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 81 to the Trust’s Registration Statement on Form N-1A on April 20, 2015. That Post-Effective Amendment became effective on May 1, 2015, pursuant to Rule 485 under the 1933 Act. Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Neesa P. Sood, Willkie Farr & Gallagher LLP

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